United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8519
(Investment Company Act File Number)

FEDERATED HERMES CORE TRUST
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-06-30

Date of Reporting Period: 2026-06-30

Item 1.	Reports to Stockholders

Bank Loan Core Fund

Annual Shareholder Report - June 30, 2026

A Portfolio of Federated Hermes Core Trust

This annual shareholder report contains important information about the Bank Loan Core Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information at FederatedHermes.com/us/products.do?productType=10. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bank Loan Core Fund	$8	0.08%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Leveraged Loan Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing at least 80% of its net assets in U.S. dollar-denominated floating-rate term loans administered by banks and loan-related derivatives and loan index products.

Top Contributors to Performance

  The relative performance of the Fund was positively impacted by security selection in the Automotive, Chemicals, Building Materials and Consumer Cyclical Services sectors.

  The Fund’s relative performance was also positively impacted by its allocation to leveraged loan exchange-traded funds (ETFs) and short-duration high-yield bonds.

  Specific Fund holdings that positively impacted performance relative to the Index included Organon, Sparta US Holdco, Grinding Media, SunSource and Applied ComputeCo.

Top Detractors from Performance

    The relative performance of the Fund was negatively impacted by security selection in the Packaging, Cable & Satellite and Retailers sectors.

    The Fund’s relative performance was negatively impacted by investor flows and its cash holdings compared to the Index, which holds no cash and has no investor flows.

    Specific Fund holdings that negatively impacted performance relative to the Index included RLG Holdings, Dragon Buyer, Dayforce, Project Alpha Intermediate Holding and Skopima Consilio Parent.

Annual Shareholder Report

Bank Loan Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 6/30/2016 to 6/30/2026

Total Return Based on $10,000 Investment

Table Summary
	Bank Loan Core Fund	Bloomberg US Aggregate Bond Index
6/30/2016	$10,000	$10,000
6/30/2017	$10,731	$9,969
6/30/2018	$11,206	$9,929
6/30/2019	$11,646	$10,710
6/30/2020	$11,383	$11,646
6/30/2021	$12,592	$11,608
6/30/2022	$12,025	$10,413
6/30/2023	$12,843	$10,315
6/30/2024	$14,196	$10,587
6/30/2025	$15,131	$11,230
6/30/2026	$15,703	$11,656

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Bank Loan Core Fund	3.78%	4.52%	4.62%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg US Leveraged Loan IndexFootnote Reference*	4.04%	5.79%	N/A
Footnote	Description
Footnote*	The Bloomberg US Leveraged Loan Index commenced operations on January 1, 2019. As the Index has not been up for ten full calendar years as of June 30, 2026, the 10 Year return is not available and it is not incorporated into the growth of 10k chart over the trailing 10-year performance period.

Visit FederatedHermes.com/us/products.do?productType=10 and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$507,832,873
  Number of Investments240
  Portfolio Turnover71%
  Total Advisory Fees Paid$0

Annual Shareholder Report

Bank Loan Core Fund

Fund Holdings

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Midstream	3.3%
Industrial - Other	3.6%
Diversified Manufacturing	3.6%
Chemicals	3.8%
Consumer Products	4.5%
Building Materials	4.9%
Exchange Traded Funds	8.5%
Health Care	8.5%
Insurance - P&C	9.8%
Technology	20.7%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/products.do?productType=10 or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 1, 2026, B. Anthony Delserone, Jr. no longer serves as a portfolio manager of the Fund.

     Mark E. Durbiano will retire on January 4, 2027. Therefore, effective December 31, 2026, Mr. Durbiano will no longer serve as a portfolio manager of the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/products.do?productType=10, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31409N804

Q450825-A (08/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $170,834

Fiscal year ended 2025 - $164,263

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval (and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2026 - $179,845

Fiscal year ended 2025 - $150,358

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)                  Not Applicable

(j)                  Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
June 30, 2026

Bank Loan Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2026
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—80.2%
		Aerospace/Defense—1.2%
$ 1,987,506		Barnes Group, Inc., 2025 Term Loan B–1st Lien, 6.144% (SOFR CME +2.500%), 1/27/2032	$ 1,990,309
4,348,366		TransDigm, Inc., 2023 Term Loan J–1st Lien, 6.144% (SOFR CME +2.500%), 2/28/2031	4,354,062
		TOTAL	6,344,371
		Airlines—1.2%
1,808,255		American Airlines, Inc., 2025 Term Loan–1st Lien, 5.925% (SOFR CME +2.250%), 4/20/2028	1,808,680
2,178,983		American Airlines, Inc., 2025 Term Loan B–1st Lien, 6.425% (SOFR CME +2.750%), 5/28/2032	2,182,164
1,000,000		American Airlines, Inc., 2026 1st Lien Term Loan B–1st Lien, 6.666% (SOFR CME +3.000%), 5/29/2033	989,375
1,103,292		United Airlines, Inc., 2026 Term Loan B–1st Lien, 5.403% (SOFR CME +1.750%), 2/22/2031	1,103,634
		TOTAL	6,083,853
		Automotive—2.4%
950,146		Adient U.S., LLC, 2024 Term Loan B2–1st Lien, 5.644% (SOFR CME +2.000%), 1/31/2031	949,652
2,708,144		American Axle & Manufacturing, Inc., 2025 Incremental Term Loan C–1st Lien, 6.874%– 6.915% (SOFR CME +3.250%), 2/3/2033	2,713,777
1,766,465		Clarios Global LP, 2024 USD Term Loan B–1st Lien, 6.144% (SOFR CME +2.500%), 5/6/2030	1,770,333
2,487,500		Clarios Global LP, 2026 USD Term Loan B–1st Lien, 6.144% (SOFR CME +2.500%), 1/28/2032	2,492,948
2,080,951		Dexko Global, Inc., 2026 USD Term Loan B–1st Lien, 8.163% (SOFR CME +4.500%), 10/6/2031	2,021,498
2,079,245		IXS Holdings, Inc., 2025 Repriced Term Loan B–1st Lien, 9.163% (SOFR CME +5.500%), 9/5/2029	2,068,485
		TOTAL	12,016,693
		Building Materials—4.7%
3,893,201		Chamberlain Group, Inc., 2025 Term Loan B–1st Lien, 6.644% (SOFR CME +3.000%), 9/8/2032	3,900,015
3,225,003		CP Atlas Buyer, Inc., 2025 Term Loan–1st Lien, 8.894% (SOFR CME +5.250%), 7/8/2030	2,844,275
1,705,029		Johnstone Supply LLC, 2026 Term Loan B–1st Lien, 5.870% (SOFR CME +2.224%), 6/9/2031	1,705,967
1,700,532		MI Windows and Doors, LLC, 2024 Term Loan B2–1st Lien, 6.394% (SOFR CME +2.750%), 3/28/2031	1,681,970
2,743,125		Potters Industries, LLC, 2025 Repriced Term Loan B–1st Lien, 6.166% (SOFR CME +2.500%), 12/23/2032	2,752,040
2,364,491		Quikrete Holdings, Inc., 2025 Term Loan B–1st Lien, 5.894% (SOFR CME +2.250%), 2/10/2032	2,365,473
2,000,000	[2]	QXO, Inc., 2026 Term Loan B–1st Lien, TBD, 4/30/2032	1,998,050
3,461,885		Tecta America Corp., 2026 Term Loan B–1st Lien, 6.232% (SOFR CME +2.500%), 2/18/2032	3,468,999
2,326,581		White Cap Buyer, LLC, 2024 Term Loan B–1st Lien, 6.894% (SOFR CME +3.250%), 10/19/2029	2,325,813
750,000		White Cap Buyer, LLC, 2026 Incremental Term Loan B–1st Lien, 7.144% (SOFR CME +3.500%), 2/10/2033	748,125
		TOTAL	23,790,727
		Cable Satellite—1.4%
3,051,725		Charter Communications Operating, LLC, 2024 Term Loan B5–1st Lien, 5.942% (SOFR CME +2.250%), 12/15/2031	3,013,395
2,175,193		Sunrise Financing Partnership, Term Loan AAA–1st Lien, 6.099% (SOFR CME +2.470%), 2/15/2032	2,150,918
2,250,000		Virgin Media Bristol, LLC, 2023 USD Term Loan Y–1st Lien, 6.967% (SOFR CME +3.175%), 3/31/2031	2,002,815
		TOTAL	7,167,128
		Chemicals—3.4%
2,250,000	[2]	BASF Coatings, USD Term Loan B–1st Lien, TBD, 5/6/2033	2,259,844
2,992,500		Derby Buyer LLC, 2026 Term Loan–1st Lien, 6.355% (SOFR CME +2.750%), 11/1/2030	2,998,649
2,000,514		Koppers, Inc., 2024 Repriced Term Loan B–1st Lien, 6.150% (SOFR CME +2.500%), 4/10/2030	2,008,016
1,024,566		Olympus Water U.S. Holding Corp., 2024 USD Term Loan–1st Lien, 6.732% (SOFR CME +3.000%), 6/20/2031	1,024,376
3,231,256		Olympus Water U.S. Holding Corp., 2025 USD Term Loan B–1st Lien, 6.982% (SOFR CME +3.250%), 11/3/2032	3,232,823
3,914,786		Sparta U.S. HoldCo LLC, 2024 Term Loan B–1st Lien, 6.657% (SOFR CME +3.000%), 8/2/2030	3,902,278
2,079,275		W.R. Grace & Co.-Conn., 2025 Term Loan B–1st Lien, 6.732% (SOFR CME +3.000%), 8/19/2032	2,075,803
		TOTAL	17,501,789
		Consumer Cyclical Services—2.5%
2,300,713		Allied Universal Holdco LLC, 2025 USD Term Loan B–1st Lien, 6.894% (SOFR CME +3.250%), 8/20/2032	2,304,497
3,372,928		Fleet Midco I Ltd., 2024 1st Lien Term Loan B–1st Lien, 6.394% (SOFR CME +2.750%), 2/21/2031	3,381,360
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Consumer Cyclical Services—continued
$ 1,907,424		Garda World Security Corp., 2026 Term Loan B–1st Lien, 6.419% (SOFR CME +2.750%), 2/1/2029	$ 1,907,424
325,000	[2]	Pye-Barker Fire & Safety, LLC, 2025 Delayed Draw Term Loan–1st Lien, 6.232% (SOFR CME +2.500% (Partially Unfunded)), 12/16/2032	325,858
2,175,000		Pye-Barker Fire & Safety, LLC, 2025 Term Loan–1st Lien, 6.232% (SOFR CME +2.500%), 12/16/2032	2,180,742
2,469,830		VT Topco, Inc., 2024 1st Lien Term Loan B–1st Lien, 6.644% (SOFR CME +3.000%), 8/9/2030	2,426,806
		TOTAL	12,526,687
		Consumer Products—4.4%
2,493,750		ACP Tara Holdings, Inc., 2026 Term Loan B–1st Lien, 6.232% (SOFR CME +2.500%), 12/15/2032	2,501,281
2,000,000	[2]	AI Aqua Merger Sub., Inc., 2026 USD Term Loan B–1st Lien, TBD, 7/2/2033	2,001,130
2,864,501		BCPE Empire Holdings, Inc., 2025 Term Loan B–1st Lien, 6.894% (SOFR CME +3.250%), 12/11/2030	2,830,499
1,496,250		BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan–1st Lien, 7.144% (SOFR CME +3.500%), 12/29/2032	1,480,667
2,388,015		Beach Acquisition Bidco LLC, USD Term Loan B–1st Lien, 6.394% (SOFR CME +2.750%), 9/12/2032	2,403,800
1,447,849		Belron Finance 2019 LLC, 2026 Repriced Term Loan B–1st Lien, 5.657% (SOFR CME +2.000%), 10/16/2031	1,448,602
2,379,105		Champ Acquisition Corp., 2024 Term Loan B–1st Lien, 6.894% (SOFR CME +3.250%), 11/25/2031	2,393,475
2,784,130		Lavender Dutch BorrowerCo B.V., USD Term Loan–1st Lien, 6.982% (SOFR CME +3.250%), 12/30/2032	2,769,346
2,000,000	[2]	Prestige Brands, Inc., 2026 Term Loan B–1st Lien, 5.621% (SOFR CME +2.000% (Partially Unfunded)), 6/13/2033	2,004,380
2,447,306		VC GB Holdings I Corp., 1st Lien Term Loan–1st Lien, 7.494% (SOFR CME +3.500%), 7/21/2028	2,453,290
		TOTAL	22,286,470
		Diversified Manufacturing—3.1%
1,900,000	[2]	ADI Global Distribution Funding LLC, Term Loan B–1st Lien, TBD, 6/17/2033	1,907,125
2,575,558		EMRLD Borrower LP, Term Loan B–1st Lien, 5.916% (SOFR CME +2.250%), 5/31/2030	2,576,589
3,173,369		LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B–1st Lien, 6.620% (SOFR CME +3.000%), 12/2/2031	3,184,999
3,000,000		Resilience Parent LLC, 1st Lien Term Loan–1st Lien, 6.232% (SOFR CME +2.500%), 2/28/2033	2,996,775
3,150,000		Tega MC Australia Holdings Pty Ltd., Term Loan B–1st Lien, 7.157% (SOFR CME +3.500%), 6/1/2033	3,171,672
189,873	[2]	Watlow Electric Manufacturing Co., 2026 Delayed Draw Term Loan–1st Lien, TBD (Unfunded), 6/17/2033	189,953
1,810,127		Watlow Electric Manufacturing Co., 2026 Term Loan B–1st Lien, 6.506% (SOFR CME +2.750%), 6/17/2033	1,810,887
		TOTAL	15,838,000
		Finance Companies—1.1%
93,897	[2]	Emerald Expositions Holding, Inc., 2026 Delayed Draw Term Loan (100MM)–1st Lien, TBD, 6/17/2033	93,779
187,793	[2]	Emerald Expositions Holding, Inc., 2026 Delayed Draw Term Loan (200MM)–1st Lien, TBD, 6/17/2033	187,559
718,310	[2]	Emerald Expositions Holding, Inc., 2026 Term Loan–1st Lien, TBD, 6/17/2033	717,412
3,469,807		NEXUS Buyer, LLC, 2025 Term Loan B–1st Lien, 7.144% (SOFR CME +3.500%), 7/31/2031	3,352,701
1,496,250		Orion U.S. Finco, Inc., 1st Lien Term Loan–1st Lien, 7.169% (SOFR CME +3.500%), 10/8/2032	1,498,853
		TOTAL	5,850,304
		Financial Institutions—0.4%
2,000,000	[2]	Nouryon Finance B.V., 2026 USD Term Loan B–1st Lien, (TBD), 7/3/2031	2,002,920
		Food & Beverage—1.2%
3,482,500		Froneri Lux Finco S.a.r.l., 2025 USD Term Loan B6–1st Lien, 6.127% (SOFR CME +2.500%), 9/30/2032	3,462,615
2,750,000		Treehouse Foods, Inc., 2026 Term Loan B–1st Lien, 7.894% (SOFR CME +4.250%), 2/11/2033	2,761,564
		TOTAL	6,224,179
		Gaming—0.8%
1,478,566		Caesars Entertainment, Inc., Term Loan B–1st Lien, 5.894% (SOFR CME +2.250%), 2/6/2030	1,434,446
3,712		Jack Ohio Finance, LLC, 2025 Term Loan B–1st Lien, 7.644% (SOFR CME +4.000%), 2/2/2032	3,672
2,500,000		Pioneer Opco LLC, Term Loan B–1st Lien, 6.894% (SOFR CME +3.250%), 5/16/2033	2,512,725
		TOTAL	3,950,843
		Health Care—8.2%
2,978,778		Bausch & Lomb Corp., 2025 Repriced Term Loan–1st Lien, 7.394% (SOFR CME +3.750%), 1/15/2031	2,989,576
3,250,000		Bella Holding Co., LLC, 2026 Term Loan B–1st Lien, 6.894% (SOFR CME +3.250%), 6/16/2033	3,226,974
1,225,100		Concentra Health Services, Inc., 2025 Repriced Term Loan B–1st Lien, 5.644% (SOFR CME +2.000%), 7/26/2031	1,228,671
3,750,000		Ensemble RCM, LLC, 2026 Term Loan B–1st Lien, 6.663% (SOFR CME +3.000%), 2/9/2033	3,739,687
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$ 2,750,000		ExamWorks BidCo, Inc., 2026 Term Loan B–1st Lien, 6.144% (SOFR CME +2.500%), 2/6/2033	$ 2,756,119
3,300,000		Hologic, Inc., 2026 USD Term Loan B–1st Lien, 5.995% (SOFR CME +2.250%), 4/7/2033	3,233,324
1,740,627		Inception Holdco S.a.r.l., 2026 USD Term Loan, 8.500% (SOFR CME +1.750%), 4/9/2031	1,745,344
2,743,125		Lumexa Imaging, Inc., Term Loan B–1st Lien, 6.232% (SOFR CME +2.500), 12/17/2032	2,751,121
1,203,870		MH Sub I, LLC, 2023 Term Loan–1st Lien, 7.894% (SOFR CME +4.250%), 5/3/2028	1,173,268
1,383,286		Opal Bidco SAS, 2026 USD Term Loan B–1st Lien, 6.232% (SOFR CME +2.500%), 4/28/2032	1,384,026
3,035,870		Outcomes Group Holdings, Inc., 2025 Term Loan B–1st Lien, 6.644% (SOFR CME +3.000%), 5/6/2031	3,048,362
3,167,676		Parexel International Corp., 2025 Repriced Term Loan B–1st Lien, 6.144% (SOFR CME +2.500%), 12/12/2031	3,171,968
2,487,374		Select Medical Corp., 2024 Term Loan B–1st Lien, 5.644% (SOFR CME +2.000%), 12/3/2031	2,488,406
2,950,222		Sharp Services LLC, 2025 Term Loan B–1st Lien, 6.732% (SOFR CME +3.000%), 9/29/2032	2,961,890
2,227,372		Waystar Technologies, Inc., 2025 Term Loan B–1st Lien, 5.644% (SOFR CME +2.000%), 10/22/2029	2,224,588
3,469,442		WCG Intermediate Corp., 2026 Term Loan B–1st Lien, 6.394% (SOFR CME +2.750%), 2/25/2032	3,448,348
		TOTAL	41,571,672
		Industrial - Other—3.4%
3,088,411		CD&R Hydra Buyer, Inc., 2024 Term Loan B–1st Lien, 7.744% (SOFR CME +4.000%), 3/25/2031	3,094,526
1,855,994		Dynamo Newco II GmbH, 2025 USD Term Loan B–1st Lien, 6.894% (SOFR CME +3.250%), 9/30/2031	1,771,705
3,204,951		Fluid-Flow Products, Inc., 2026 Term Loan B–1st Lien, 6.894% (SOFR CME +3.250%), 3/4/2033	3,220,736
1,724,889		LSF12 Helix Parent LLC, USD Term Loan B–1st Lien, 7.144% (SOFR CME +3.500%), 2/10/2033	1,695,781
1,917,165		Madison Safety & Flow, LLC, 2025 1st Lien Term Loan B–1st Lien, 8.250% (PRIME +1.500%), 9/26/2031	1,922,092
2,238,764		Pro Mach Group, Inc., 2026 Term Loan B–1st Lien, 6.144% (SOFR CME +2.500%), 10/15/2032	2,243,152
3,120,141		Roper Industrial Products Investment Co. LLC, 2026 USD Term Loan B–1st Lien, 6.144% (SOFR CME +2.500%), 11/22/2029	3,122,184
		TOTAL	17,070,176
		Insurance - P&C—9.7%
3,431,988		Acrisure, LLC, 2024 1st Lien Term Loan B6–1st Lien, 6.644% (SOFR CME +3.000%), 11/6/2030	3,113,105
4,777,736		Alliant Holdings Intermediate, LLC, 2025 Term Loan B–1st Lien, 6.144% (SOFR CME +2.500%), 9/19/2031	4,719,662
1,943,259		AmWINS Group, Inc., 2026 Term Loan B–1st Lien, 5.732% (SOFR CME +2.000%), 1/30/2032	1,905,453
3,990,000		Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B–1st Lien, 6.144% (SOFR CME +2.500%), 12/29/2031	3,943,457
5,384,573		Ardonagh Midco 3 PLC, 2024 USD Term Loan B–1st Lien, 6.688%– 6.732% (SOFR CME +3.000%), 2/15/2031	5,226,428
3,447,675		Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2–1st Lien, 6.125% (SOFR CME +2.500%), 5/27/2031	3,383,048
4,145,882		Broadstreet Partners, Inc., 2024 Term Loan B4–1st Lien, 6.144% (SOFR CME +2.500%), 6/13/2031	4,012,737
3,411,509		HUB International Ltd., 2025 Term Loan B–1st Lien, 5.922% (SOFR CME +2.250%), 6/20/2030	3,411,833
4,086,826		Jones DesLauriers Insurance Management, Inc., 2026 Repriced Term Loan B–1st Lien, 6.663% (SOFR CME +3.000%), 2/2/2033	3,922,332
3,817,849		Ryan Specialty Group, LLC, 2024 USD Term Loan B–1st Lien, 5.644% (SOFR CME +2.000%), 9/15/2031	3,815,463
4,151,116		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, 6.144% (SOFR CME +2.500%), 7/31/2031	4,105,973
3,766,935		Truist Insurance Holdings, LLC, 2024 Term Loan B–1st Lien, 6.482% (SOFR CME +2.750%), 5/6/2031	3,686,888
526,316		Truist Insurance Holdings, LLC, 2nd Lien Term Loan–2nd Lien, 8.482% (SOFR CME +4.750%), 5/6/2032	511,842
3,599,875		USI, Inc., 2024 Term Loan D–1st Lien, 5.982% (SOFR CME +2.250%), 11/21/2029	3,592,225
		TOTAL	49,350,446
		Leisure—0.4%
1,830,432		SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3–1st Lien, 5.644% (SOFR CME +2.000%), 12/4/2031	1,820,904
		Media Entertainment—2.5%
2,451,923		Discovery Global Holdings, Inc., 2026 USD Term Loan B–1st Lien, 6.144% (SOFR CME +2.500%), 6/3/2033	2,455,650
3,500,000	[2]	Electronic Arts, Inc., USD Term Loan B–1st Lien, TBD, 3/24/2033	3,512,565
1,552,610		Emerald X, Inc., 2025 Term Loan B1–1st Lien, 6.894% (SOFR CME +3.250%), 1/30/2032	1,557,571
1,463,316		Magnite, Inc., 2025 Repriced Term Loan B–1st Lien, 6.644% (SOFR CME +3.000%), 2/6/2031	1,462,401
1,000,000		Outfront Media Capital, LLC, 2025 Term Loan B–1st Lien, 5.403% (SOFR CME +1.750%), 9/24/2032	1,000,750
1,563,741		Univision Communications, Inc., 2022 First Lien Term Loan B–1st Lien, 7.982% (SOFR CME +4.250%), 6/24/2029	1,564,523
1,428,096		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 7.008% (SOFR CME +3.250%), 1/31/2029	1,423,454
		TOTAL	12,976,914
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Metals & Mining—0.3%
$ 1,500,000		Worthington Steel, Inc., Term Loan B–1st Lien, 7.621% (SOFR CME +4.000%), 6/1/2033	$ 1,498,365
		Midstream—2.6%
2,187,753		Blackfin Pipeline, LLC, Term Loan B–1st Lien, 6.994% (SOFR CME +3.000%), 9/29/2032	2,198,233
2,696,509		M6 ETX Holdings II Midco, LLC, 2025 1st Lien Term Loan B–1st Lien, 6.144% (SOFR CME +2.500%), 4/1/2032	2,709,020
2,250,000		Meade Pipeline Co., LLC, Term Loan B–1st Lien, 5.677% (SOFR CME +2.000%), 9/22/2032	2,255,625
1,870,312		NGL Energy Partners LP, 2026 Term Loan B–1st Lien, 7.125% (SOFR CME +3.500%), 3/11/2033	1,880,001
1,900,000		Pelican Pipeline LLC, Term Loan B–1st Lien, 6.482% (SOFR CME +2.750%), 3/25/2033	1,904,750
2,250,000	[2]	Traverse Midstream Partners LLC, 2026 Term Loan B–1st Lien, TBD, 4/21/2033	2,251,406
		TOTAL	13,199,035
		Packaging—1.5%
2,944,922		Charter NEX U.S., Inc., 2025 Repriced Term Loan B–1st Lien, 6.114% (SOFR CME +2.500%), 11/29/2030	2,949,207
246,800		Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B–1st Lien, 6.894% (SOFR CME +3.250%), 4/1/2032	237,648
2,309,723		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 6.819% (SOFR CME +3.175%), 4/13/2029	2,272,629
2,400,000		Sword Purchaser LLC, USD Term Loan B–1st Lien, 7.644% (SOFR CME +4.000%), 4/11/2033	2,345,064
		TOTAL	7,804,548
		Pharmaceuticals—2.0%
1,883,262		Amneal Pharmaceuticals LLC, 2026 Term Loan–1st Lien, 6.644% (SOFR CME +3.000%), 8/1/2032	1,893,563
2,228,111		Bausch Health Cos., Inc., 2025 Term Loan B–1st Lien, 9.894% (SOFR CME +6.250%), 10/8/2030	2,165,791
1,754,262		Grifols Worldwide Operations USA, Inc., 2026 USD Term Loan B–1st Lien, 6.187% (SOFR CME +2.500%), 4/14/2033	1,760,735
4,419,254		Organon & Co., 2024 USD Term Loan–1st Lien, 5.894% (SOFR CME +2.250%), 5/19/2031	4,422,016
		TOTAL	10,242,105
		Restaurant—0.4%
1,973,977		IRB Holding Corp., 2025 Term Loan B–1st Lien, 6.144% (SOFR CME +2.500%), 12/16/2030	1,976,681
		Retailers—0.9%
2,593,257		CNT Holdings I Corp., 2025 Term Loan–1st Lien, 6.163% (SOFR CME +2.500%), 11/8/2032	2,598,496
1,809,231		Men’s Wearhouse, Inc., 2026 Term Loan B–1st Lien, 9.414% (SOFR CME +5.750%), 1/28/2031	1,828,291
		TOTAL	4,426,787
		Technology—18.6%
2,992,435		Ahead DB Holdings, LLC, 2024 Term Loan B4–1st Lien, 6.232% (SOFR CME +2.500%), 2/3/2031	2,949,075
500,000		Altar Bidco, Inc., 2021 2nd Lien Term Loan–2nd Lien, 9.108% (SOFR CME +5.600%), 2/1/2030	472,503
2,000,754		Altar Bidco, Inc., 2021 Term Loan–1st Lien, 6.858% (SOFR CME +3.350%), 2/1/2029	2,002,214
3,555,616		Applied Systems, Inc., 2024 1st Lien Term Loan–1st Lien, 5.982% (SOFR CME +2.250%), 2/24/2031	3,500,060
3,789,146		Aragorn Parent Corp., 2026 Term Loan B–1st Lien, 7.144% (SOFR CME +3.500%), 12/16/2030	3,803,753
2,141,504		Athenahealth Group, Inc., 2022 Term Loan B–1st Lien, 6.394% (SOFR CME +2.750%), 2/15/2029	2,139,716
2,475,042		Avalara, Inc., 2025 Term Loan–1st Lien, 6.232% (SOFR CME +2.500%), 3/26/2032	2,376,041
800,000		Boxer Parent Co., Inc., 2024 2nd Lien Term Loan–2nd Lien, 9.413% (SOFR CME +5.750%), 7/30/2032	688,332
2,656,897		Boxer Parent Co., Inc., 2025 USD Term Loan B–1st Lien, 6.416% (SOFR CME +2.750%), 7/30/2031	2,401,449
2,600,000		Camelot U.S. Acquisition, LLC, 2025 Incremental Term Loan B–1st Lien, 6.894% (SOFR CME +3.250%), 1/31/2031	2,402,842
3,146,816		Cloud Software Group, Inc., 2025 Term Loan B (2032)–1st Lien, 6.982% (SOFR CME +3.250%), 8/13/2032	2,732,663
1,638,028		Cloudera, Inc., 2021 Term Loan–1st Lien, 7.494% (SOFR CME +3.750%), 10/8/2028	1,278,539
1,398,554		CoreLogic, Inc., Term Loan–1st Lien, 7.258% (SOFR CME +3.500%), 6/2/2028	1,384,568
900,000	[2]	Coreweave Financing DDTL V LLC, Delayed Draw Term Loan–1st Lien, 8.120% (SOFR CME +4.500% (Partially Unfunded)), 11/17/2031	919,337
1,203,235		Cotiviti Corp., 2024 Term Loan–1st Lien, 6.370% (SOFR CME +2.750%), 5/1/2031	1,103,596
790,257		Cotiviti Corp., 2025 2nd Amendment Term Loan–1st Lien, 6.370% (SOFR CME +2.750%), 3/26/2032	719,383
1,864,471		Cvent, Inc., 2025 Term Loan B–1st Lien, 6.482% (SOFR CME +2.750%), 6/17/2030	1,793,071
3,200,000		Dayforce, Inc., 2026 Term Loan–1st Lien, 6.663% (SOFR CME +3.000%), 2/4/2033	2,927,104
2,238,126		Disco Parent, Inc., 2025 Term Loan B–1st Lien, 6.666% (SOFR CME +3.000%), 8/6/2032	2,190,566
3,010,205		Dragon Buyer, Inc., Term Loan B–1st Lien, 6.482% (SOFR CME +2.750%), 9/30/2031	2,546,754
2,221,875		Ellucian Holdings, Inc., 2024 1st Lien Term Loan B–1st Lien, 6.144% (SOFR CME +2.500%), 10/9/2029	2,149,531
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 600,000		Ellucian Holdings, Inc., 2024 2nd Lien Term Loan–2nd Lien, 8.394% (SOFR CME +4.750%), 11/22/2032	$ 580,929
3,030,913		Epicor Software Corp., 2024 Term Loan F–1st Lien, 6.394% (SOFR CME +2.750%), 5/30/2031	2,903,614
2,213,241		Fortress Intermediate 3, Inc., 2025 Term Loan B–1st Lien, 6.624% (SOFR CME +3.000%), 6/27/2031	2,206,324
3,242,248		Genesys Cloud Services Holdings II, LLC, 2025 USD Term Loan B–1st Lien, 6.144% (SOFR CME +2.500%), 1/30/2032	3,113,012
2,244,375		Gryphon Acquire Newco, LLC, Term Loan B–1st Lien, 6.414% (SOFR CME +2.750%), 9/13/2032	2,249,986
1,120,261		Imagine Learning, LLC, Term Loan–1st Lien, 7.144% (SOFR CME +3.500%), 12/21/2029	1,055,779
1,489,941		Instructure Holdings, Inc., 2025 Repriced Term Loan–1st Lien, 6.446% (SOFR CME +2.750%), 11/13/2031	1,397,050
1,241,839		iSolved, Inc., 2025 Term Loan–1st Lien, 6.394% (SOFR CME +2.750%), 10/15/2030	1,169,657
1,890,500		KnowBe4, Inc., 2025 Term Loan–1st Lien, 7.413% (SOFR CME +3.750%), 7/23/2032	1,484,043
3,202,696		Marcel LUX IV S.a.r.l., 2025 USD Repriced Term Loan–1st Lien, 6.550% (SOFR CME +3.000%), 11/12/2030	3,126,632
3,661,468		McAfee, LLC, 2024 USD 1st Lien Term Loan B–1st Lien, 6.644% (SOFR CME +3.000%), 3/1/2029	3,264,198
2,222,595		Mitchell International, Inc., 2026 Add-on Term Loan–1st Lien, 6.644% (SOFR CME +3.000%), 6/17/2031	2,122,178
3,699,251		Modena Buyer, LLC, Term Loan–1st Lien, 7.913% (SOFR CME +4.250%), 7/1/2031	3,427,356
1,428,771		NCR Atleos LLC, 2025 Term Loan B–1st Lien, 6.668% (SOFR CME +3.000%), 4/16/2029	1,430,564
2,741,406		Ping Identity Corp., 2025 Term Loan–1st Lien, 6.375% (SOFR CME +2.750%), 11/15/2032	2,675,160
491,219		Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B–1st Lien, 6.982% (SOFR CME +3.250%), 10/26/2030	358,836
1,300,000		Project Alpha Intermediate Holding, Inc., 2025 2nd Lien Incremental Term Loan–2nd Lien, 8.732% (SOFR CME +5.000%), 5/9/2033	733,421
1,102,033		Proofpoint, Inc., 2025 Repriced Term Loan–1st Lien, 6.732% (SOFR CME +3.000%), 8/31/2028	1,065,985
599,775		Quartz Acquireco, LLC, 2025 Term Loan B–1st Lien, 5.982% (SOFR CME +2.250%), 6/28/2030	503,061
1,500,000		Relativity ODA LLC, 2026 Term Loan B–1st Lien, 6.394% (SOFR CME +2.750%), 1/30/2033	1,468,125
3,665,585		Rocket Software, Inc., 2023 USD Term Loan B–1st Lien, 7.394% (SOFR CME +3.750%), 11/28/2028	3,491,818
2,953,401		Skopima Merger Sub., Inc., 2024 Repriced Term Loan–1st Lien, 7.394% (SOFR CME +3.750%), 5/12/2028	2,449,477
1,995,000		Tuple U.S. Bidco LLC, Term Loan B–1st Lien, 7.385% (SOFR CME +3.750%), 1/28/2033	1,915,200
3,535,576		UKG, Inc., 2024 Term Loan B–1st Lien, 5.913% (SOFR CME +2.250%), 2/10/2031	3,337,902
2,612,811		VS Buyer, LLC, 2025 Term Loan B–1st Lien, 5.913% (SOFR CME +2.250%), 4/12/2031	2,522,015
2,231,259		XPLOR T1 LLC, 2025 Term Loan–1st Lien, 6.907% (SOFR CME +3.250%), 12/1/2032	2,052,759
		TOTAL	94,586,178
		Transportation Services—0.5%
2,350,000		AIT Worldwide Logistics, Inc., 2026 Term Loan B–1st Lien, 7.913% (SOFR CME +4.250%), 4/29/2033	2,353,901
		Utility - Electric—1.4%
2,500,000		Clean Energy Future Trumbull LLC, Term Loan B–1st Lien, 6.732% (SOFR CME +3.000%), 4/29/2033	2,510,937
2,500,000	[2]	Jackson Generation LLC, Term Loan B–1st Lien, TBD, 7/8/2033	2,504,688
2,000,000	[2]	Pathfinder Power LLC, Term Loan B–1st Lien, TBD, 6/22/2033	1,998,130
		TOTAL	7,013,755
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $412,301,048)	407,475,431
		CORPORATE BONDS—8.0%
		Automotive—0.7%
600,000		Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	627,595
250,000		Cyprium Corp. / Cyprium Holdings, Sr. Unsecd. Note, 144A, 6.125%, 4/15/2031	250,614
618,000		Dexko Global, Inc., Sr. Unsecd. Note, 144A, 7.500%, 4/15/2032	510,467
2,000,000		IHO Verwaltungs GmbH, Sr. Secd. Note, 144A, 6.375%, 5/15/2029	2,020,580
		TOTAL	3,409,256
		Building Materials—0.2%
650,000		MIWD Holdco II LLC/MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	612,406
425,000		White Cap Supply Holdings LLC, Sr. Unsecd. Note, 144A, 7.375%, 11/15/2030	431,314
		TOTAL	1,043,720
		Cable Satellite—0.4%
650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.375%, 3/1/2031	652,001
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 1,125,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2032	$ 1,112,516
	TOTAL	1,764,517
	Chemicals—0.4%
1,725,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 7.000%, 2/15/2031	1,776,688
250,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	235,174
	TOTAL	2,011,862
	Consumer Cyclical Services—0.3%
1,350,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,330,924
	Consumer Products—0.1%
425,000	Whirlpool Corp., Sr. Unsecd. Note, 6.125%, 6/15/2030	392,461
	Diversified Manufacturing—0.5%
1,250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 5.250%, 4/15/2031	1,240,298
1,250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	1,273,862
	TOTAL	2,514,160
	Finance Companies—0.2%
750,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	740,162
450,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	457,941
	TOTAL	1,198,103
	Gaming—0.2%
900,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	900,218
200,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	202,613
	TOTAL	1,102,831
	Health Care—0.3%
1,600,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,581,031
	Independent Energy—0.3%
750,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	749,953
500,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.000%, 10/1/2030	502,377
	TOTAL	1,252,330
	Industrial - Other—0.2%
1,125,000	Madison IAQ LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	1,126,261
	Insurance - P&C—0.1%
500,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	489,804
	Midstream—0.7%
775,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	794,831
750,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	715,341
525,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	528,993
500,000	NGL Energy Operating LLC / Financing Corp., Secured Note, 144A, 8.125%, 2/15/2029	517,816
1,000,000	Venture Global Plaquemines LNG LLC, Secured Note, 144A, 6.125%, 12/15/2030	1,023,638
	TOTAL	3,580,619
	Oil Field Services—0.3%
250,000	Solaris Energy Infrastructure, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2031	252,917
1,325,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	1,357,858
	TOTAL	1,610,775
	Packaging—0.3%
300,000	Ardagh Group S.A., Secured Note, 144A, 9.500%, 12/1/2030	320,897
200,000	Canpack Group, Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2031	201,272
887,000	Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	937,761
	TOTAL	1,459,930
	Paper—0.2%
1,500,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	1,226,475
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—0.3%
$ 1,750,000		Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	$ 1,716,131
		Retailers—0.1%
75,000		Mens Wearhouse, Inc., Secured Note, 144A, 9.000%, 2/1/2031	79,740
275,000		William Carter Co., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2031	284,444
		TOTAL	364,184
		Technology—2.1%
700,000		APLD ComputeCo 3 LLC, 144A, 7.000%, 6/15/2031	699,440
275,000		APLD ComputeCo LLC, 144A, 6.750%, 3/15/2031	276,183
975,000		APLD ComputeCo LLC, Sr. Secd. Note, 144A, 9.250%, 12/15/2030	1,052,371
675,000		Cipher Compute LLC, 144A, 7.125%, 11/15/2030	702,521
1,000,000		Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	895,822
1,000,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	1,000,626
625,000		Core Scientific Finance I LLC, Secured Note, 144A, 7.750%, 5/15/2031	634,250
900,000		Edged Compute LLC, Sr. Secd. Note, 144A, 7.500%, 4/30/2031	877,844
325,000		Meridian Arc Holdco LLC, Secured Note, 144A, 6.250%, 4/30/2031	325,941
650,000		PR RNO Property Owner 1, Secured Note, 144A, 6.500%, 5/1/2031	649,511
950,000		Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	945,123
1,125,000		SE Cosmos LLC, Sr. Secd. Note, 144A, 8.875%, 5/1/2031	1,157,509
175,000		Stingray Compute LLC, Secured Note, 144A, 6.000%, 6/15/2031	175,564
300,000		SV RNO Property Owner 1 LLC, Secured Note, 144A, 5.875%, 3/1/2031	295,866
675,000		WULF Compute LLC, Secured Note, 144A, 7.750%, 10/15/2030	709,400
475,000		Yondr JK 1, LLC, 144A, 6.875%, 6/30/2031	476,547
		TOTAL	10,874,518
		Utility - Electric—0.1%
525,000		Voltagrid LLC, 144A, 7.375%, 11/1/2030	545,294
		TOTAL CORPORATE BONDS (IDENTIFIED COST $40,434,976)	40,595,186
		COMMON STOCKS—0.0%
		Aerospace/Defense—0.0%
46,202	[3]	Constellis Holdings LLC	1,964
		Health Care—0.0%
180,104	[3]	Carestream Health, Inc.	123,821
		Technology—0.0%
3,611	[3]	Mitel Networks (International) Ltd.	993
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,889,651)	126,778
		EXCHANGE-TRADED FUNDS—8.5%
1,060,845		Invesco Senior Loan ETF	21,609,413
535,650		State Street Blackstone Senior Loan ETF	21,581,338
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $44,582,830)	43,190,751
		INVESTMENT COMPANY—6.7%
33,757,566		Federated Hermes Government Obligations Fund, Premier Shares, 3.55%[4] (IDENTIFIED COST $33,757,566)	33,757,566
		TOTAL INVESTMENT IN SECURITIES—103.4% (IDENTIFIED COST $534,966,071)[5]	525,145,712
		OTHER ASSETS AND LIABILITIES - NET—(3.4)%[6]	(17,312,839)
		NET ASSETS—100%	$507,832,873
Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 6/30/2025	$24,189,278
Purchases at Cost	$435,084,935
Proceeds from Sales	$(425,516,647)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2026	$33,757,566
Shares Held as of 6/30/2026	33,757,566
Dividend Income	$1,657,218

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at June 30, 2026 where the rate will be determined at time of settlement.
3	Non-income-producing security.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $534,424,408.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$407,475,431	$—	$407,475,431
Corporate Bonds	—	40,595,186	—	40,595,186
Exchange-Traded Funds	43,190,751	—	—	43,190,751
Equity Securities:
Common Stocks
Domestic	—	126,778	—	126,778
Investment Company	33,757,566	—	—	33,757,566
TOTAL SECURITIES	$76,948,317	$448,197,395	$—	$525,145,712

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
PRIME	—Prime Rate
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended June 30,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$8.61	$8.73	$8.67	$8.82	$9.69
Income From Investment Operations:
Net investment income (loss)[1]	0.58	0.68	0.81	0.72	0.46
Net realized and unrealized gain (loss)	(0.26)	(0.13)	0.07	(0.15)	(0.86)
TOTAL FROM INVESTMENT OPERATIONS	0.32	0.55	0.88	0.57	(0.40)
Less Distributions:
Distributions from net investment income	(0.58)	(0.67)	(0.82)	(0.72)	(0.47)
Net Asset Value, End of Period	$8.35	$8.61	$8.73	$8.67	$8.82
Total Return[2]	3.78%	6.59%	10.53%	6.68%	(4.39)%
Ratios to Average Net Assets:
Net expenses[3]	0.08%	0.08%	0.09%	0.06%	0.05%
Net investment income	6.79%	7.82%	9.30%	8.23%	4.83%
Expense waiver/reimbursement[4]	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$507,833	$459,372	$547,250	$551,322	$1,354,326
Portfolio turnover[5]	71%	54%	63%	22%	44%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
June 30, 2026

Assets:
Investment in securities, at value including $33,757,566 of investments in affiliated holdings* (identified cost $534,966,071, including $33,757,566 of identified cost in affiliated holdings)	$525,145,712
Cash	2,641,405
Income receivable	2,066,863
Income receivable from affiliated holdings	112,345
Receivable for investments sold	6,948,443
Total Assets	536,914,768
Liabilities:
Payable for investments purchased	27,754,423
Income distribution payable	1,134,247
Accrued expenses (Note 5)	193,225
Total Liabilities	29,081,895
Net assets for 60,806,366 shares outstanding	$507,832,873
Net Assets Consist of:
Paid-in capital	$750,464,087
Total distributable earnings (loss)	(242,631,214)
Net Assets	$507,832,873
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$507,832,873 ÷ 60,806,366 shares outstanding, no par value, unlimited shares authorized	$8.35

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended June 30, 2026

Investment Income:
Interest	$32,068,792
Dividends (including $1,657,218 received from affiliated holdings*)	4,601,537
TOTAL INCOME	36,670,329
Expenses:
Administrative fee (Note 5)	4,130
Custodian fees	25,718
Transfer agent fees	33,994
Directors’/Trustees’ fees (Note 5)	4,710
Auditing fees	43,966
Legal fees	11,276
Portfolio accounting fees	243,343
Share registration costs	1,330
Printing and postage	18,623
Commitment fee	5,920
Miscellaneous (Note 5)	15,276
TOTAL EXPENSES	408,286
Net investment income	36,262,043
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(18,362,810)
Net change in unrealized depreciation of investments	272,446
Net realized and unrealized gain (loss) on investments	(18,090,364)
Change in net assets resulting from operations	$18,171,679

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended June 30	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$36,262,043	$38,088,069
Net realized gain (loss)	(18,362,810)	(6,449,539)
Net change in unrealized appreciation/depreciation	272,446	(1,762,818)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,171,679	29,875,712
Distributions to Shareholders	(35,980,911)	(37,905,865)
Share Transactions:
Proceeds from sale of shares	270,159,000	159,195,000
Net asset value of shares issued to shareholders in payment of distributions declared	19,571,144	14,250,272
Cost of shares redeemed	(223,460,413)	(253,292,633)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	66,269,731	(79,847,361)
Change in net assets	48,460,499	(87,877,514)
Net Assets:
Beginning of period	459,372,374	547,249,888
End of period	$507,832,873	$459,372,374
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
June 30, 2026
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Bank Loan Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended June 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2026, tax years 2023 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Financial Statements and Additional Information

Unfunded Loan Commitments
The Fund may enter into credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. Funded and unfunded portions of the credit agreements are presented within the Portfolio of Investments.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 6/30/2026	Year Ended 6/30/2025
Shares sold	31,593,849	18,361,430
Shares issued to shareholders in payment of distributions declared	2,312,216	1,647,204
Shares redeemed	(26,476,024)	(29,330,417)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	7,430,041	(9,321,783)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2026 and 2025, was as follows:
	2026	2025
Ordinary income	$35,980,911	$37,905,865
As of June 30, 2026, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$311,658
Net unrealized depreciation	$(9,278,696)
Capital loss carryforwards and deferrals	$(233,664,176)
TOTAL	$(242,631,214)
At June 30, 2026, the cost of investments for federal tax purposes was $534,424,408. The net unrealized depreciation of investments for federal tax purposes was $9,278,696. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $4,179,602 and unrealized depreciation from investments for those securities having an excess of cost over value of $13,458,298. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities and wash sales.
Annual Financial Statements and Additional Information

As of June 30, 2026, the Fund had a capital loss carryforward of $233,664,176 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$51,529,912	$182,134,264	$233,664,176
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended June 30, 2026, were as follows:
Purchases	$404,785,723
Sales	$361,566,124
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2026, the Fund had no outstanding loans. During the year ended June 30, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2026, there were no outstanding loans. During the year ended June 30, 2026, the program was not utilized.
Annual Financial Statements and Additional Information

10. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly, expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended June 30, 2026, 91.5% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF Bank LoAN CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Bank Loan Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of June 30, 2026, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust), at June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with relevant ethical requirements relating to our audits.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
August 24, 2026
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2026
Bank Loan Core Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align
Annual Financial Statements and Additional Information

with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the periods ended December 31, 2025, the Fund’s performance fell below its benchmark for the three-year and five-year periods, and was above its benchmark for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board noted that, effective August 29, 2025, the Fund changed its benchmark from the S&P UBS Leveraged Loan Index to the Bloomberg US Leveraged Loan Index. Although the Board considered information comparing the Fund’s performance to that of the benchmark, the Board concluded that, in light of the recent changes to the Fund, additional time is required to evaluate the Adviser’s performance in managing the Fund under its new mandate.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel.
The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund.
Annual Financial Statements and Additional Information

The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

Bank Loan Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N804
Q450825 (8/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Bank Loan Core Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Bank Loan Core Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Bank Loan Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Bank Loan Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Core Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Paul A. Uhlman
Paul A. Uhlman, President - Principal Executive Officer

Date:  August 24, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 24, 2026